Transaction Agreement - Subscription Agreements (Details) - $ / shares shares in Millions	Jul. 30, 2019	Jun. 29, 2018
Transaction Agreement
Maximum Shares Agreed to Issue and Sell under Private Placements	71.1
Share Price	$ 10.00	$ 10.00
Maximum Percentage in Reduction of Shares Which Issuable to Investors	25.00%
Advisory Fees Percentage on Gross Proceeds Of Equity Offering	3.00%